Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent Events
(a)	Issuance of convertible debentures

On January 2022, the Company entered into definitive agreements with YA II PN, Ltd., an independent third party who is a limited partnership managed by Yorkville Advisor Global (the “Purchaser”), pursuant to which the Company issued and sold convertible debentures in a principal amount of US$5.0 million to the Purchaser at a purchase price equal to 95% of the principal amount through private placement.

26.	Subsequent Events (Continued)
(a)	Issuance of convertible debentures (Continued)

The convertible debentures issued to the Purchaser bear interest at a rate of 5% per annum. The convertible debentures will be matured upon one-year anniversary of the issuance date unless redeemed or converted in accordance with their terms prior to such date.

Subject to and upon compliance with the terms of the convertible debentures, the Purchaser has the right to convert all or any portion of the convertible debentures at its option at any time. Upon conversion, the Company will deliver to the Purchaser the Company’s Class A ordinary shares, par value US$0.00005 per share which may be represented by ADSs. The conversion price shall be the lower of (i) US$3.50 per ADS, or (ii) 85% of a reference price benchmarked against the trading price of the Company’s ADSs. In addition, the Company will also issue to the Purchaser 1,000,000 Ordinary Shares as commitment fee at closing.

(b)	Change in corporate structure

Through the evaluation of its business plan, the Company has decided to adjust its business model in the PRC. The Company believes it will no longer require the specific certificate for offering internet access services that could fall within the scope of prohibited or restricted categories for foreign investment in the PRC. The Company is in the process of the restructuring to adjust its local business in the PRC. The Company terminated the contractual arrangements with its VIEs on March 17, 2022, including Beijing Technology and Shenzhen uCloudlink. The equity of its VIEs was transferred to Shenzhen Ucloudlink Technology Limited on the same day, and previous VIEs have become wholly-owned subsidiaries of Shenzhen Ucloudlink Technology Limited. The Company believes the restructuring will not affect its international data connectivity services in the PRC. The Company will transform and carry out the PaaS and SaaS platform services in the PRC in cooperation with local business partners which have the required licenses to provide local data connectivity services in the PRC. The Company expects the restructuring will be completed in the third quarter of 2022.

In February 2022, the Company established Shenzhen Yulian Cloud Technology Co., Ltd. under Shenzhen uCloudlink to facilitate its business development in the PRC.